SCHEDULE OF ASSETS BY REPORTABLE SEGMENT (Details) - USD ($)	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Segment Reporting Information [Line Items]
Land, buildings and improvements, net (1)			$ 166,253,967		$ 200,206,620
Total Assets	$ 161,834,626		185,568,616		220,784,408
Other assets, net	4,449,538		3,422,781		5,709,586
Net Assets, Segment [Member]
Segment Reporting Information [Line Items]
Total Assets	161,834,627		185,568,616		220,784,408
Cash, cash equivalents and restricted cash	19,428,488		2,149,088		1,591,041
Other assets, net	18,272,856		15,018,615		10,035,101
Net Assets, Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Assets	124,133,283		168,400,913		209,158,266
Net Assets, Segment [Member] | Operating Segments [Member] | Office or Industrial Properties [Member]
Segment Reporting Information [Line Items]
Land, buildings and improvements, net (1)	70,110,480	[1]	99,120,649	[1]	126,421,648	[2]
Total Assets	67,689,503	[3]	100,046,782	[3],[4]	131,180,612	[4]
Net Assets, Segment [Member] | Operating Segments [Member] | Model Home Properties [Member]
Segment Reporting Information [Line Items]
Land, buildings and improvements, net (1)	29,954,760	[1]	42,509,596	[1]	48,466,371	[2]
Total Assets	28,972,715	[3]	42,246,022	[3],[4]	51,389,400	[4]
Net Assets, Segment [Member] | Operating Segments [Member] | Retail Properties [Member]
Segment Reporting Information [Line Items]
Land, buildings and improvements, net (1)	25,774,657	[1]	24,555,371	[1]	25,318,601	[2]
Total Assets	$ 27,471,065	[3]	$ 26,108,109	[3],[4]	$ 26,588,254	[4]

[1]	Includes lease intangibles and the land purchase option related to property acquisitions.
[2]	Includes lease intangibles and the land purchase option related to property acquisitions.
[3]	Includes land, buildings and improvements, cash, cash equivalents, and restricted cash, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.
[4]	Includes land, buildings and improvements, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.